                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04491

                        Van Kampen Limited Duration Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

        (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/05

Item 1. Report to Shareholders.

The annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Limited Duration Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       FUND SHARES ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/2005

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers 1-5 Year Government/Credit Index, the Lehman Brothers 1-2 Year U.S. Government Index, and Merrill Lynch 1-3 Year U.S. Treasury Index from 12/31/95 through 12/31/05. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                             LEHMAN BROTHERS 1-5
                                                                     YEAR           LEHMAN BROTHERS 1-2
                                       VAN KAMPEN LIMITED     GOVERNMENT/CREDIT     YEAR U.S. GOVERNMENT   MERRILL LYNCH 1-3 YEAR
                                         DURATION FUND              INDEX                  INDEX            U.S. TREASURY INDEX
                                       ------------------    -------------------    --------------------   ----------------------
12/95                                        9772.00               10000.00               10000.00                10000.00
                                             9759.00                9992.00               10064.00                10033.00
                                             9804.00               10078.00               10181.00                10134.00
                                             9946.00               10252.00               10346.00                10302.00
12/96                                       10098.00               10468.00               10532.00                10497.00
                                            10144.00               10503.00               10617.00                10567.00
                                            10360.00               10767.00               10837.00                10799.00
                                            10544.00               11012.00               11032.00                11011.00
12/97                                       10696.00               11214.00               11206.00                11196.00
                                            10824.00               11383.00               11365.00                11360.00
                                            10962.00               11573.00               11535.00                11534.00
                                            11275.00               12005.00               11842.00                11889.00
12/98                                       11273.00               12070.00               11945.00                11980.00
                                            11334.00               12118.00               12037.00                12052.00
                                            11358.00               12143.00               12118.00                12120.00
                                            11458.00               12279.00               12266.00                12273.00
12/99                                       11524.00               12322.00               12351.00                12347.00
                                            11655.00               12483.00               12509.00                12501.00
                                            11819.00               12696.00               12717.00                12716.00
                                            12045.00               13027.00               12975.00                12983.00
12/00                                       12359.00               13421.00               13297.00                13334.00
                                            12664.00               13849.00               13652.00                13702.00
                                            12794.00               14000.00               13826.00                13863.00
                                            13167.00               14575.00               14251.00                14332.00
12/01                                       13244.00               14632.00               14391.00                14441.00
                                            13316.00               14625.00               14392.00                14442.00
                                            13616.00               15077.00               14711.00                14786.00
                                            13851.00               15595.00               15000.00                15142.00
12/02                                       13950.00               15818.00               15127.00                15274.00
                                            14011.00               16002.00               15217.00                15364.00
                                            14022.00               16282.00               15312.00                15475.00
                                            14060.00               16332.00               15381.00                15541.00
12/03                                       14096.00               16350.00               15414.00                15565.00
                                            14168.00               16635.00               15540.00                15720.00
                                            14074.00               16345.00               15416.00                15554.00
                                            14174.00               16628.00               15547.00                15704.00
12/04                                       14177.00               16653.00               15555.00                15708.00
                                            14139.00               16545.00               15541.00                15667.00
                                            14286.00               16821.00               15704.00                15845.00
                                            14310.00               16794.00               15741.00                15860.00
12/05                                       14384.00               16892.00               15855.00                15969.00

                                                                                                        I SHARES
                                            A SHARES             B SHARES              C SHARES           SINCE
                                         since 6/16/86         since 11/5/91         since 5/10/93       8/12/05
-----------------------------------------------------------------------------------------------------------------
                                                   W/MAX                 W/MAX                 W/MAX
                                                   2.25%                 2.00%                 .75%
AVERAGE ANNUAL                         W/O SALES   SALES    W/O SALES    SALES    W/O SALES    SALES    W/O SALES
TOTAL RETURNS                           CHARGES    CHARGE    CHARGES    CHARGE     CHARGES    CHARGE     CHARGES

Since Inception                          4.98%      4.86%    3.69%       3.69%     3.51%      3.51%        0.76%

10-year                                  3.94       3.70     3.55        3.55      3.36       3.36           N/A

5-year                                   3.08       2.62     2.60        2.60      2.65       2.65           N/A

1-year                                   1.46      -0.85     0.93       -1.02      0.94       0.20           N/A
-----------------------------------------------------------------------------------------------------------------

SEC Yield                                    3.69%                 3.23%                 3.25%            3.93%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 2.25 percent for Class A shares, a contingent deferred sales charge of 2.00 percent for Class B shares in year one and declining to zero after year four, a contingent deferred sales charge of 0.75 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares, up to 1.00 percent for Class B shares and up to 0.65 percent for Class C shares. The since inception and ten-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least

$1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

Lehman Brothers 1-2 Year U.S. Government Index is a broad-based statistical composite of U.S. Government bonds. Merrill Lynch 1-3 Year U.S. Treasury Index is generally representative of U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. The Lehman 1-5 Year Government/Credit Index is an unmanaged, broad-based market index that is composed of debt securities issued or guaranteed by the U.S. Treasury, U.S. government agencies and quasi-federal corporations and fixed rate dollar denominated SEC registered corporate debt that are rated investment grade. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

Van Kampen Limited Duration Fund is managed by the Adviser's Taxable Fixed-Income team.(1) Current team members include William Lawrence and Paul O'Brien, Executive Directors of the Adviser.

MARKET CONDITIONS

A range of events influenced the fixed-income markets in 2005. The series of natural disasters that struck the U.S., combined with soaring energy prices, led to concerns about whether the economy could sustain its level of growth. In the wake of Hurricane Katrina, some observers initially believed that the economy would suffer lingering after-effects. As the weeks progressed, however, it became apparent that the impact on the economy would be much smaller and more temporary than anticipated. Even the sharply higher energy prices failed to interrupt the positive economic momentum, and real gross domestic product growth continued at a good clip throughout the year.

Given the economy's solid growth and relatively low inflation, the Federal Open Market Committee (the Fed) continued with its tightening policy, raising the federal funds target rate from 2.25 percent to 4.25 percent through eight increases of 25 basis points each. The minutes from the Fed's December meeting, however, indicated that this "measured pace" of increases may slow in the future.

Short- and intermediate-term Treasury yields rose sharply during the year in response to stronger-than-expected economic data and the Fed's numerous tightening moves. In contrast, 10-year Treasury note yields experienced little net change for the year and 30-year yields declined slightly. As a result, the yield curve flattened during the reporting period.

Within the government securities sector, the U.S. Agency sector posted a modest return over U.S. Treasuries. Within the mortgage sector, higher coupon, longer-dated mortgage-backed issues outperformed lower coupon issues.

Investment grade corporate bonds underperformed other major U.S. bond market sectors, as the credit downgrades of leading auto manufacturers roiled not only the high yield market, but the investment grade segment of the corporate market as well. Sector returns were unevenly distributed, with a few key names driving performance within each sector. Overall, Aa-rated issues posted the highest returns while medium-quality, Baa-rated issues lagged. Among the corporate sub-sectors, the best performers were energy, utilities, and banking issues. The most significant industry laggards were automotive manufacturers and parts producers.

(1)Team members may change without notice from time to time.

PERFORMANCE ANALYSIS

The fund returned 1.46 percent for the 12 months ended December 31, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Lehman Brothers 1-5 Year Government/Credit Index, returned 1.44 percent for the period.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------------------
                                    LEHMAN BROTHERS   LEHMAN BROTHERS   MERRILL LYNCH
                                       1-5 YEAR          1-2 YEAR         1-3 YEAR
                                      GOVERNMENT/       GOVERNMENT        TREASURY
      CLASS A   CLASS B   CLASS C    CREDIT INDEX          INDEX            INDEX

       1.46%     0.93%     0.94%         1.44%             1.94%            1.67%
-------------------------------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

The fund's mortgage position had a positive impact on relative performance. As interest rates rose throughout much of the period, an emphasis on higher coupon, slow prepaying mortgage issues benefited performance as these issues outperformed their lower coupon counterparts. Compared with lower coupon, faster pre-paying mortgages, the mortgages favored by the fund tend to be less sensitive to rising interest rates.

During the period, we kept the fund's overall interest-rate exposure well below that of the Lehman Brothers 1-5 Year Government/Credit Index. This posture was beneficial as interest rates rose across the short-term and intermediate-term portions of the curve. However, during periods of declines, such as we saw in the early part of the period, this defensive positioning detracted from relative performance.

Within the fund's corporate bond portfolio, favorable sector and security selection decisions benefited performance. An underweight position in the corporate sector proved helpful as most credit spreads widened slightly. In terms of sector and industry positioning at the close of the period, the fund's portfolio was overweight versus the index in insurance, paper, energy and autos.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the fund in the future.

SECTORS AS OF 12/31/05
Corporate Bonds                                                  39.5%
Asset-Backed Securities                                          31.7
CMOs                                                             15.3
FNMA                                                              8.4
FHLMC                                                             0.8
GNMA                                                              0.1
                                                                -----
Total Long-Term Investments                                      95.8%
Total Short-Term Investments                                      5.0
Liabilities in Excess of Other Assets                            -0.8
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/05 - 12/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  7/1/05          12/31/05       7/1/05-12/31/05
Class A
  Actual.....................................    $1,000.00        $1,006.86           $4.15
  Hypothetical...............................     1,000.00         1,021.11            4.18
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,004.24            6.67
  Hypothetical...............................     1,000.00         1,018.51            6.72
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,004.26            6.67
  Hypothetical...............................     1,000.00         1,018.51            6.72
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,007.61            2.52
  Hypothetical...............................     1,000.00         1,021.91            3.36
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.82%, 1.32%, 1.32% and 0.66% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) except for Class I Shares "Actual" information which reflects the period from Commencement of Operations through December 31, 2005.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
---------------------------------------------------------------------------------------------
           CORPORATE BONDS  39.5%
           AEROSPACE & DEFENSE  0.4%
$  280     Northrop Grumman Corp. ............ 4.079%          11/16/06          $    277,896
   350     Raytheon Co. ...................... 6.150           11/01/08               363,473
                                                                                 ------------
                                                                                      641,369
                                                                                 ------------

           AIRLINES  0.2%
   360     Southwest Airlines Co. ............ 5.496           11/01/06               361,714
                                                                                 ------------

           AUTOMOTIVE  1.6%
   800     American Honda Finance Corp.,
           144A-Private Placement (a)......... 3.850           11/06/08               778,870
 1,145     DaimlerChrysler NA Holding......... 6.400           05/15/06             1,150,781
   775     Ford Motor Credit Co. ............. 6.875           02/01/06               773,348
   230     Johnson Controls, Inc. ............ 5.000           11/15/06               229,640
                                                                                 ------------
                                                                                    2,932,639
                                                                                 ------------

           BANKING  6.9%
   585     Bank of America Corp. ............. 3.375           02/17/09               559,643
 1,050     Bank of America Corp. ............. 5.250           02/01/07             1,054,434
   250     Bank of New York Co., Inc. ........ 5.200           07/01/07               251,329
   600     Bank One NA Illinois
           (Floating Rate).................... 4.390           05/05/06               600,290
 2,020     Branch Brokerage & Trust Co.
           (Floating Rate).................... 4.510           06/04/07             2,022,773
   325     Citicorp........................... 6.375           11/15/08               338,639
   120     Citigroup Global Markets Holdings,
           Inc. (Floating Rate)............... 4.590           12/12/06               120,199
   530     Citigroup, Inc. ................... 5.500           08/09/06               532,410
   570     Huntington National Bank........... 2.750           10/16/06               560,742
 1,220     JPMorgan Chase & Co. .............. 5.250           05/30/07             1,225,939
   290     Key Bank NA........................ 7.125           08/15/06               293,669
 1,010     MBNA Corp. ........................ 5.625           11/30/07             1,022,913
   365     MBNA Corp. (Floating Rate)......... 4.720           05/05/08               367,891
   100     Sovereign Bank..................... 4.000           02/01/08                98,085
 1,165     SunTrust Bank Atlanta.............. 7.250           09/15/06             1,179,562
   250     U.S. Bancorp....................... 5.100           07/15/07               251,079
   540     U.S. Bank NA....................... 2.850           11/15/06               531,200
   250     U.S. Bank NA....................... 3.700           08/01/07               246,322
   780     Wachovia Corp. .................... 4.950           11/01/06               780,216
   775     Washington Mutual, Inc. ........... 7.500           08/15/06               786,881
                                                                                 ------------
                                                                                   12,824,216
                                                                                 ------------

           BROKERAGE  2.2%
   960     Goldman Sachs Group, Inc. ......... 4.125           01/15/08               945,715
 1,770     Lehman Brothers Holdings, Inc. .... 8.250           06/15/07             1,851,064

See Notes to Financial Statements                                              9

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
---------------------------------------------------------------------------------------------
           BROKERAGE (CONTINUED)
$  885     World Financial Prop., 144A-Private
           Placement (a)...................... 6.910%          09/01/13          $    930,120
   337     World Financial Prop., 144A-Private
           Placement (a)...................... 6.950           09/01/13               354,286
                                                                                 ------------
                                                                                    4,081,185
                                                                                 ------------

           BUILDING MATERIALS  0.2%
   395     Masco Corp. ....................... 6.750           03/15/06               396,414
                                                                                 ------------

           CONSTRUCTION MACHINERY  0.2%
   450     Caterpillar Financial Services
           Corp., Ser F....................... 3.625           11/15/07               440,302
                                                                                 ------------

           CONSUMER PRODUCTS  0.5%
   460     Cendant Corp. ..................... 6.250           01/15/08               468,517
   495     Clorox Co. (Floating Rate)......... 4.613           12/14/07               496,165
                                                                                 ------------
                                                                                      964,682
                                                                                 ------------

           DIVERSIFIED MANUFACTURING  1.0%
   408     Cooper Industries, Inc. ........... 5.250           07/01/07               409,879
 1,155     Honeywell International, Inc. ..... 5.125           11/01/06             1,156,742
   220     Textron Financial Corp. ........... 4.125           03/03/08               216,727
                                                                                 ------------
                                                                                    1,783,348
                                                                                 ------------

           ELECTRIC  4.5%
   380     Ameren Corp. ...................... 4.263           05/15/07               374,679
   975     Appalachian Power Co. ............. 3.600           05/15/08               945,078
   640     Carolina Power & Light Co. ........ 6.800           08/15/07               657,725
   445     CC Funding Trust I................. 6.900           02/16/07               453,681
   855     DTE Energy Co. .................... 6.450           06/01/06               860,564
   200     Duke Energy Corp. ................. 3.750           03/05/08               195,428
   565     Entergy Gulf States, Inc. (Floating
           Rate).............................. 4.810           12/01/09               551,764
 1,050     FPL Group Capital, Inc. ........... 3.250           04/11/06             1,045,933
   555     FPL Group Capital, Inc. ........... 5.551           02/16/08               560,088
   260     NiSource Finance Corp. (Floating
           Rate).............................. 4.950           11/23/09               261,090
   940     Peco Energy Co. ................... 3.500           05/01/08               909,958
 1,105     Pinnacle West Capital Corp. ....... 6.400           04/01/06             1,109,902
   400     Southwestern Pub Service........... 6.200           03/01/09               414,268
                                                                                 ------------
                                                                                    8,340,158
                                                                                 ------------

           ENTERTAINMENT  0.4%
   680     Time Warner, Inc. ................. 6.150           05/01/07               688,655
                                                                                 ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
---------------------------------------------------------------------------------------------
           FOOD/BEVERAGE  1.2%
$  765     Conagra Foods, Inc. ............... 6.000%          09/15/06          $    770,428
   505     General Mills, Inc. ............... 3.875           11/30/07               495,327
   310     Heinz H.J. Co., 144A-Private
           Placement (a)...................... 6.428           12/01/08               318,661
   625     Kraft Foods, Inc. ................. 5.250           06/01/07               627,748
                                                                                 ------------
                                                                                    2,212,164
                                                                                 ------------

           HEALTHCARE  1.0%
   325     Aetna, Inc. ....................... 7.375           03/01/06               326,301
   550     Baxter International, Inc. ........ 5.196           02/16/08               551,893
   415     Unitedhealth Group, Inc. .......... 4.125           08/15/09               405,024
   585     Wellpoint Health Networks, Inc. ... 6.375           06/15/06               588,942
                                                                                 ------------
                                                                                    1,872,160
                                                                                 ------------

           INTEGRATED ENERGY  0.2%
   340     Consumers Energy Co., Ser H........ 4.800           02/17/09               335,807
                                                                                 ------------

           LIFE INSURANCE  4.6%
   735     Allstate Financial Global Funding
           II, 144A-Private Placement (a)..... 2.625           10/22/06               720,632
   140     AXA Financial, Inc. ............... 6.500           04/01/08               145,145
   570     ING Security Life Institutional
           Funding, 144A-Private
           Placement (a)...................... 2.700           02/15/07               554,135
   175     John Hancock Financial
           Services, Inc. .................... 5.625           12/01/08               178,582
   665     John Hancock Global Funding II,
           144A-Private Placement (a)......... 5.625           06/27/06               667,457
 1,105     Met Life Global Funding I,
           144A-Private Placement (a)......... 3.375           10/05/07             1,076,558
 1,420     Monumental Global Funding II,
           144A-Private Placement (a)......... 3.850           03/03/08             1,390,179
 1,930     Prudential Insurance Co.,
           144A-Private Placement (a)......... 6.375           07/23/06             1,945,778
   987     TIAA Global Markets, Inc.,
           144A-Private Placement (a)......... 3.875           01/22/08               968,345
   780     TIAA Global Markets, Inc.,
           144A-Private Placement (a)......... 5.000           03/01/07               780,914
                                                                                 ------------
                                                                                    8,427,725
                                                                                 ------------

           LODGING  0.2%
   395     Hyatt Equities, LLC, 144A-Private
           Placement (a)...................... 6.875           06/15/07               403,146
                                                                                 ------------

See Notes to Financial Statements                                             11

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
---------------------------------------------------------------------------------------------
           MEDIA-CABLE  0.8%
$  945     Comcast Cable
           Communications, Inc. .............. 8.375%          05/01/07          $    985,764
   160     Comcast Corp. ..................... 7.625           02/15/08               167,611
   348     Cox Communications, Inc. (Floating
           Rate).............................. 5.038           12/14/07               350,848
                                                                                 ------------
                                                                                    1,504,223
                                                                                 ------------

           NATURAL GAS DISTRIBUTORS  0.5%
   925     Sempra Energy...................... 4.750           05/15/09               912,761
                                                                                 ------------

           NATURAL GAS PIPELINES  0.8%
 1,555     Consolidated Natural Gas Co. ...... 5.375           11/01/06             1,559,709
                                                                                 ------------

           NONCAPTIVE-CONSUMER FINANCE  1.9%
   705     Countrywide Home Loans, Inc. ...... 3.250           05/21/08               677,373
 1,660     Household Finance Corp. ........... 6.400           06/17/08             1,713,489
   375     Residential Capital Corp. ......... 6.125           11/21/08               376,157
   750     SLM Corp. ......................... 4.000           01/15/10               721,926
                                                                                 ------------
                                                                                    3,488,945
                                                                                 ------------

           NONCAPTIVE-DIVERSIFIED FINANCE  3.0%
   510     CIT Group, Inc. ................... 4.750           08/15/08               508,366
 2,090     CIT Group, Inc. ................... 6.500           02/07/06             2,093,549
 1,190     General Electric Capital Corp. .... 5.375           03/15/07             1,197,818
   710     International Lease Finance
           Corp. ............................. 3.750           08/01/07               697,352
   285     International Lease Finance
           Corp. ............................. 4.625           06/02/08               282,330
   610     John Deere Capital Corp. .......... 3.375           10/01/07               594,740
   190     John Deere Capital Corp. .......... 4.500           08/22/07               188,890
                                                                                 ------------
                                                                                    5,563,045
                                                                                 ------------

           OIL FIELD SERVICES  0.1%
   140     Panhandle Eastern Pipe Line Co.,
           Ser B.............................. 2.750           03/15/07               136,173
                                                                                 ------------

           PAPER  0.2%
   330     International Paper Co. ........... 3.800           04/01/08               320,063
    79     Weyerhaeuser Co. .................. 6.125           03/15/07                80,176
                                                                                 ------------
                                                                                      400,239
                                                                                 ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
---------------------------------------------------------------------------------------------
           PROPERTY & CASUALTY  1.6%
$1,440     Hartford Financial Services Group,
           Inc. .............................. 2.375%          06/01/06          $  1,426,180
 1,120     Marsh & McLennan Cos., Inc. ....... 5.375           03/15/07             1,122,520
   355     St. Paul Travelers Cos., Inc. ..... 5.010           08/16/07               354,969
                                                                                 ------------
                                                                                    2,903,669
                                                                                 ------------

           RAILROADS  0.7%
   350     Burlington Northern Santa
           Fe Corp. .......................... 6.125           03/15/09               362,257
   200     Norfolk Southern Corp. ............ 7.350           05/15/07               206,457
   155     Union Pacific Corp. ............... 6.625           02/01/08               160,160
   575     Union Pacific Corp. ............... 6.790           11/09/07               593,757
                                                                                 ------------
                                                                                    1,322,631
                                                                                 ------------

           REAL ESTATE INVESTMENT TRUSTS  0.8%
 1,465     EOP Operating LP................... 8.375           03/15/06             1,475,103
                                                                                 ------------

           RETAIL  0.7%
 1,235     May Department Stores Co. ......... 3.950           07/15/07             1,214,846
                                                                                 ------------

           SUPERMARKETS  1.3%
 1,495     Kroger Co. ........................ 7.625           09/15/06             1,517,859
   590     Safeway, Inc. ..................... 6.150           03/01/06               590,250
   260     Safeway, Inc. ..................... 7.500           09/15/09               277,922
                                                                                 ------------
                                                                                    2,386,031
                                                                                 ------------

           TEXTILE  0.2%
   375     Mohawk Industries, Inc., Ser C..... 6.500           04/15/07               381,057
                                                                                 ------------

           TRANSPORTATION SERVICES  0.2%
   405     FedEx Corp. ....................... 2.650           04/01/07               394,068
                                                                                 ------------

           WIRELESS COMMUNICATIONS  1.4%
 2,555     Verizon Global Funding Corp. ...... 6.125           06/15/07             2,599,293
                                                                                 ------------

TOTAL CORPORATE BONDS 39.5%..................................................      72,947,477
                                                                                 ------------

           ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  3.4%
   748     Federal Home Loan
           Mortgage Corp. .................... 3.566           07/01/34               728,578
   796     Federal National Mortgage
           Association........................ 3.588           07/01/34               787,045
   407     Federal National Mortgage
           Association........................ 3.797           06/01/34               405,851

See Notes to Financial Statements                                             13

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
---------------------------------------------------------------------------------------------
           ADJUSTABLE RATE MORTGAGE BACKED SECURITIES (CONTINUED)
$  489     Federal National Mortgage
           Association........................ 4.116%          09/01/34          $    484,553
 1,117     Federal National Mortgage
           Association........................ 4.309           04/01/35             1,105,180
   979     Federal National Mortgage
           Association........................ 4.500           04/01/35               969,291
 1,505     Federal National Mortgage
           Association........................ 4.792           09/01/35             1,494,499
   274     Federal National Mortgage
           Association........................ 5.082           09/01/19               278,731
                                                                                 ------------

TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  3.4%.......................       6,253,728
                                                                                 ------------

           ASSET BACKED SECURITIES  31.7%
 1,633     Asset Backed Funding
           Certificates....................... 4.250           06/25/35             1,627,206
   161     Asset Backed Funding Certificates
           (Floating Rate).................... 4.568           06/25/25               161,064
 1,300     Bank of America Securities Auto
           Trust.............................. 4.000           08/18/09             1,285,026
 1,600     Bank One Issuance Trust............ 3.860           06/11/11             1,562,063
 2,600     BMW Vehicle Owner Trust............ 4.040           02/25/09             2,578,008
 1,550     Capital Asset Trust................ 4.050           07/15/09             1,533,912
   950     Capital Auto Receivables
           Asset Trust........................ 3.350           02/15/08               938,472
   151     Capital Auto Receivables
           Asset Trust........................ 3.580           10/16/06               151,026
 1,200     Capital One Multi Asset Trust...... 4.050           02/15/11             1,181,949
 1,350     Caterpillar Financial Asset
           Trust.............................. 3.900           02/25/09             1,334,446
 1,500     Chase Manhattan Auto
           Owner Trust........................ 2.830           09/15/10             1,454,403
 2,900     Chase Manhattan Auto
           Owner Trust........................ 2.940           06/15/10             2,832,803
   650     CIT Equipment...................... 3.500           09/20/08               640,615
 1,025     CNH Equipment Trust................ 4.020           04/15/09             1,014,433
 1,800     CNH Equipment Trust................ 4.270           01/15/10             1,782,153
 1,600     Countrywide Home Loan Mortgage
           Trust.............................. 4.367           06/25/35             1,576,310
 1,225     Daimler Chrysler Auto Trust........ 4.040           09/08/09             1,212,088
 1,100     Ford Credit Auto Owner Trust....... 3.480           11/15/08             1,086,783
 1,050     Ford Credit Auto Owner Trust....... 4.170           01/15/09             1,042,368
 1,250     GE Equipment Small Ticket LLC,
           144A-Private Placement (a)......... 4.380           07/22/09             1,240,877
 1,150     GE Equipment Small Ticket LLC,
           144A-Private Placement (a)......... 4.880           10/22/09             1,150,179
 2,000     Harley-Davidson Motorcycle Trust... 3.560           02/15/12             1,964,481
 1,100     Harley-Davidson Motorcycle Trust... 4.070           02/15/12             1,083,882

 14                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
---------------------------------------------------------------------------------------------
           ASSET BACKED SECURITIES (CONTINUED)
$  675     Hertz Vehicle Financing LLC........ 4.930%          02/25/10          $    676,688
   900     Honda Auto Receivables
           Owner Trust........................ 3.060           10/21/09               877,799
 1,400     Honda Auto Receivables
           Owner Trust........................ 3.530           10/21/08             1,381,744
   825     Honda Auto Receivables
           Owner Trust........................ 3.930           01/15/09               815,888
   925     Honda Auto Receivables
           Owner Trust........................ 4.800           10/19/09               926,540
 1,200     Hyundai Auto Receivables Trust..... 2.970           05/15/09             1,178,998
   925     Hyundai Auto Receivables Trust..... 3.980           11/16/09               912,676
 1,300     Massachusetts RRB Special Purpose
           Trust.............................. 3.780           09/15/10             1,278,365
 2,500     MBNA Credit Card Master
           Note Trust......................... 2.700           04/16/07             2,435,775
 1,625     Merrill Lynch Auto Trust
           Securitization..................... 4.100           08/25/09             1,607,365
   258     Merrill Lynch Mortgage Investors,
           Inc. (Floating Rate)............... 4.478           09/25/35               258,287
 1,225     National City Auto
           Receivable Trust................... 2.880           05/15/11             1,181,063
 1,625     New Century Home Equity
           Loan Trust......................... 4.461           08/25/35             1,606,483
 1,100     Nissan Auto Receivables
           Owner Trust........................ 3.540           10/15/08             1,085,138
   900     Onyx Acceptance Auto Trust......... 3.690           05/15/09               888,812
 1,650     PG&E Energy Recovery
           Funding LLC........................ 3.870           06/25/11             1,620,839
   848     TXU Electric Delivery Transition
           Bond Co. LLC....................... 3.520           11/15/11               826,521
 1,300     USAA Auto Owner Trust.............. 2.670           10/15/10             1,264,779
 1,250     USAA Auto Owner Trust.............. 3.900           07/15/09             1,236,457
 2,500     USAA Auto Owner Trust.............. 4.000           12/15/09             2,471,957
 1,450     Volkswagen Auto Loan............... 4.800           07/20/09             1,450,387
   825     Wachovia Auto Owners Trust......... 4.060           09/21/09               816,417
   474     Wells Fargo Home Equity Trust
           (Floating Rate).................... 4.548           02/25/18               474,785
 1,000     World Omni Auto
           Receivables Trust.................. 3.540           06/12/09               985,618
                                                                                 ------------

TOTAL ASSET BACKED SECURITIES  31.7%.........................................      58,693,928
                                                                                 ------------

           COLLATERALIZED MORTGAGE OBLIGATIONS  15.3%
   539     American Home Mortgage Trust
           (Floating Rate).................... 4.340           02/25/44               531,128

See Notes to Financial Statements                                             15

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
---------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$1,722     Bank of America Mortgage Securities
           (Variable Rate).................... 4.405%          01/25/35          $  1,689,927
   842     Citigroup Mortgage Loan Trust, Inc.
           (Variable Rate).................... 4.103           09/25/34               831,742
   665     Citigroup Mortgage Loan Trust, Inc.
           (Variable Rate).................... 4.809           08/25/34               660,767
 1,175     Countrywide Alternative Loan Trust
           (Floating Rate).................... 4.660           10/25/35             1,174,524
 1,819     Countrywide Alternative Loan Trust
           (Floating Rate).................... 4.750           10/25/35             1,818,570
 1,156     Countrywide Alternative Loan Trust
           (Floating Rate).................... 4.778           03/25/35             1,157,094
 1,322     Countrywide Alternative Loan Trust
           (Floating Rate).................... 4.778           02/25/35             1,315,315
 3,900     Countrywide Alternative Loan Trust
           (Interest Only).................... 0.955           01/25/36               221,203
   685     Countrywide Home Loan Mortgage
           Trust (Variable Rate).............. 4.643           11/20/34               676,189
 1,549     DSLA Mortgage Loan Trust (Floating
           Rate).............................. 4.296           08/19/45             1,545,007
 2,329     DSLA Mortgage Loan Trust (Floating
           Rate).............................. 4.740           09/19/35             2,324,691
   112     Federal Home Loan
           Mortgage Corp. .................... 5.500           02/15/12               112,390
 1,296     Federal Home Loan
           Mortgage Corp. .................... 7.500           09/15/29             1,367,589
   848     Federal National Mortgage
           Association........................ 5.500           01/25/24               852,559
   860     Federal National Mortgage
           Association........................ 6.500           06/25/35               896,532
   405     First Horizon Asset Securities,
           Inc. (Variable Rate)............... 5.162           10/25/34               399,068
   510     Government National Mortgage
           Association (Floating Rate)
           REMIC.............................. 4.770           09/16/19               513,035
 1,061     Harborview Mortgage Loan Trust
           (Floating Rate).................... 4.750           11/19/35             1,061,331
 1,800     Harborview Mortgage Loan Trust
           (Floating Rate).................... 6.370           01/19/36             1,841,062
 1,785     Harborview Mortgage Loan Trust
           (Floating Rate).................... 5.326           02/19/36             1,825,222
 3,750     Harborview Mortgage Loan Trust
           (Interest Only).................... 1.054           01/19/36               131,836
 7,146     Harborview Mortgage Loan Trust
           (Interest Only).................... 1.464           05/19/35               191,479
10,000     Harborview Mortgage Loan Trust
           (Interest Only).................... 0.611           01/19/36               356,250

 16                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
---------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$1,261     Washington Mutual (Floating
           Rate).............................. 4.718%          11/25/45          $  1,260,876
10,285     Washington Mutual (Interest
           Only).............................. 0.541           10/25/44               163,913
 3,959     Washington Mutual (Interest
           Only).............................. 0.654           06/25/44                63,090
 6,958     Washington Mutual (Interest
           Only).............................. 0.657           07/25/44               110,887
 1,214     Wells Fargo Mortgage Backed
           Securities Trust................... 3.450           09/25/34             1,213,795
 1,690     Wells Fargo Mortgage Backed
           Securities Trust................... 4.110           06/25/35             1,660,360
   301     Wells Fargo Mortgage Backed
           Securities Trust (Variable Rate)... 3.386           07/25/34               301,387
                                                                                 ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  15.3%.............................      28,268,818
                                                                                 ------------

           MORTGAGE BACKED SECURITIES  5.9%
     4     Federal Home Loan
           Mortgage Corp. .................... 6.500           01/01/33                 4,276
   598     Federal Home Loan
           Mortgage Corp. .................... 7.500     10/01/29 to 09/01/32         627,743
    24     Federal Home Loan
           Mortgage Corp. .................... 9.250           12/01/15                23,913
 3,005     Federal National Mortgage
           Association........................ 6.500     11/01/23 to 01/01/34       3,089,353
 1,987     Federal National Mortgage
           Association........................ 7.000     03/01/26 to 03/01/32       2,075,657
 2,844     Federal National Mortgage
           Association........................ 7.500     12/01/28 to 09/01/32       2,981,741
    52     Federal National Mortgage
           Association........................ 9.500     03/01/16 to 04/01/20          56,921
     7     Federal National Mortgage
           Association (FHA/VA)............... 8.500           04/01/25                 7,559
 1,750     Federal National Mortgage
           Association, January............... 7.500             TBA                1,833,125
    20     Government National Mortgage
           Association........................ 7.500     07/15/28 to 08/15/28          20,719
     2     Government National Mortgage
           Association........................ 9.500     07/15/16 to 06/15/18           2,180
    80     Government National Mortgage
           Association........................ 10.000    11/15/16 to 01/15/19          89,783

See Notes to Financial Statements                                             17

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON          MATURITY             VALUE
---------------------------------------------------------------------------------------------
           MORTGAGE BACKED SECURITIES (CONTINUED)
$   15     Government National Mortgage
           Association........................ 10.500%         02/15/18          $     16,370
    96     Government National Mortgage
           Association........................ 11.000          11/15/18               106,184
                                                                                 ------------

TOTAL MORTGAGE BACKED SECURITIES.............................................      10,935,524
                                                                                 ------------

TOTAL LONG-TERM INVESTMENTS  95.8%
  (Cost $179,207,063)........................................................     177,099,475
                                                                                 ------------

SHORT-TERM INVESTMENTS  5.0%
REPURCHASE AGREEMENT  5.0%
           State Street Bank & Trust Co. ($9,161,000 par collateralized by
           U.S. Government obligations in a pooled cash account, interest rate of 4.12%, dated 12/30/05, to be sold on 01/03/06 at
           $9,165,194).......................................................       9,161,000

UNITED STATES TREASURY OBLIGATIONS  0%
           United States Treasury Bills ($100,000 par, yielding 3.171%,
           01/12/06 maturity) (b)............................................          99,903
                                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $9,260,903)..........................................................       9,260,903
                                                                                 ------------

TOTAL INVESTMENTS  100.8%
  (Cost $188,467,966)........................................................     186,360,378

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.8%)................................      (1,511,545)
                                                                                 ------------

NET ASSETS  100.0%...........................................................    $184,848,833
                                                                                 ============

Percentages are calculated as a percentage of net assets.

The obligations of certain United States government sponsored entities are neither issued or guaranteed by the United States Treasury.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

FHA/VA -- Federal Housing Administration/Department of Veterans Affairs

REMIC -- Real Estate Mortgage Investment Conduits

TBA -- To be announced, maturity date had not yet been established. The maturity date will be determined upon settlement and delivery of the mortgage pools.

 18                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

FUTURE CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2005:

                                                                              UNREALIZED
                                                                             APPRECIATION/
                                                                CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures March 2006 (Current
  Notional Value of $205,188 per contract)..................       153         $ (6,358)
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures March 2006 (Current
  Notional Value of $106,344 per contract)..................        85          (14,167)
                                                                   ---         --------
                                                                   238         $(20,525)
                                                                   ===         ========

See Notes to Financial Statements                                             19

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2005

ASSETS:
Total Investments (Cost $188,467,966).......................  $186,360,378
Cash........................................................           371
Receivables:
  Interest..................................................     1,173,181
  Fund Shares Sold..........................................       123,670
  Principal Paydowns........................................        26,729
  Investments Sold..........................................         2,625
Other.......................................................       132,813
                                                              ------------
    Total Assets............................................   187,819,767
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     1,842,422
  Fund Shares Repurchased...................................       464,500
  Distributor and Affiliates................................       145,012
  Income Distributions......................................       115,688
  Investment Advisory Fee...................................        46,701
  Variation Margin on Futures...............................         7,969
Trustees' Deferred Compensation and Retirement Plans........       191,731
Accrued Expenses............................................       156,911
                                                              ------------
    Total Liabilities.......................................     2,970,934
                                                              ------------
NET ASSETS..................................................  $184,848,833
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $209,885,893
Accumulated Undistributed Net Investment Income.............    (1,329,637)
Net Unrealized Depreciation.................................    (2,128,113)
Accumulated Net Realized Loss...............................   (21,579,310)
                                                              ------------
NET ASSETS..................................................  $184,848,833
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $91,872,806 and 8,108,117 shares of
    beneficial interest issued and outstanding).............  $      11.33
    Maximum sales charge (2.25%* of offering price).........           .26
                                                              ------------
    Maximum offering price to public........................  $      11.59
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $54,303,172 and 4,746,765 shares of
    beneficial interest issued and outstanding).............  $      11.44
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $36,882,015 and 3,239,830 shares of
    beneficial interest issued and outstanding).............  $      11.38
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,790,840 and 158,016 shares of
    beneficial interest issued
    and outstanding)........................................  $      11.33
                                                              ============

*   On sales of $25,000 or more, the sales charge will be reduced.

 20                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2005

INVESTMENT INCOME:
Interest....................................................  $ 8,545,979
Other.......................................................        9,000
                                                              -----------
      Total Income..........................................    8,554,979
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $189,075, $436,900 and $292,607,
  respectively).............................................      918,582
Investment Advisory Fee.....................................      734,968
Shareholder Services........................................      462,496
Custody.....................................................       51,775
Trustees' Fees and Related Expenses.........................       30,045
Legal.......................................................       24,283
Other.......................................................      302,164
                                                              -----------
      Total Expenses........................................    2,524,313
      Less Credits Earned on Cash Balances..................       10,911
                                                              -----------
      Net Expenses..........................................    2,513,402
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 6,041,577
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $(1,914,732)
  Futures...................................................      251,603
                                                              -----------
Net Realized Loss...........................................   (1,663,129)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     (545,609)
                                                              -----------
  End of the Period:
    Investments.............................................   (2,107,588)
    Futures.................................................      (20,525)
                                                              -----------
                                                               (2,128,113)
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,582,504)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(3,245,633)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 2,795,944
                                                              ===========

See Notes to Financial Statements                                             21

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                             FOR THE             FOR THE
                                                           YEAR ENDED          YEAR ENDED
                                                        DECEMBER 31, 2005   DECEMBER 31, 2004
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................   $   6,041,577       $   4,893,348
Net Realized Loss......................................      (1,663,129)         (1,529,442)
Net Unrealized Depreciation During the Period..........      (1,582,504)         (2,281,705)
                                                          -------------       -------------
Change in Net Assets from Operations...................       2,795,944           1,082,201
                                                          -------------       -------------

Distributions from Net Investment Income:
  Class A Shares.......................................      (4,426,269)         (5,326,108)
  Class B Shares.......................................      (2,058,364)         (2,705,496)
  Class C Shares.......................................      (1,387,089)         (1,802,974)
  Class I Shares.......................................        (347,488)                -0-
                                                          -------------       -------------
Total Distributions....................................      (8,219,210)         (9,834,578)
                                                          -------------       -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....      (5,423,266)         (8,752,377)
                                                          -------------       -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      84,678,141         109,355,260
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       6,617,431           7,561,196
Cost of Shares Repurchased.............................    (191,332,252)       (205,291,696)
                                                          -------------       -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....    (100,036,680)        (88,375,240)
                                                          -------------       -------------
TOTAL DECREASE IN NET ASSETS...........................    (105,459,946)        (97,127,617)
NET ASSETS:
Beginning of the Period................................     290,308,779         387,436,396
                                                          -------------       -------------
End of the Period (Including accumulated undistributed
  net investment income of $(1,329,637) and
  $(1,121,673), respectively)..........................   $ 184,848,833       $ 290,308,779
                                                          =============       =============

 22                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED DECEMBER 31,
CLASS A SHARES                                 ----------------------------------------------
                                                2005      2004      2003      2002      2001
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $11.58    $11.90    $12.17    $12.08    $11.91
                                               ------    ------    ------    ------    ------
  Net Investment Income (a)..................     .31       .20       .13       .28       .46
  Net Realized and Unrealized Gain/Loss......    (.14)     (.13)      -0-(d)    .35       .37
                                               ------    ------    ------    ------    ------
Total from Investment Operations.............     .17       .07       .13       .63       .83
Less Distributions from Net
  Investment Income..........................     .42       .39       .40       .54       .66
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $11.33    $11.58    $11.90    $12.17    $12.08
                                               ======    ======    ======    ======    ======

Total Return* (b)............................   1.46%      .57%     1.04%     5.34%     7.16%
Net Assets at End of the Period (In
  millions)..................................  $ 91.9    $151.7    $181.6    $150.3    $ 65.6
Ratio of Expenses to Average Net Assets*.....    .81%      .84%      .72%      .59%      .85%
Ratio of Net Investment Income to Average Net
  Assets*....................................   2.67%     1.73%     1.08%     2.31%     3.95%
Portfolio Turnover (c).......................     70%      143%      311%      154%      134%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets...     N/A       N/A      .79%      .79%     1.05%
   Ratio of Net Investment Income to Average
     Net Assets..............................     N/A       N/A     1.01%     2.11%     3.75%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 2.25% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of .50% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 31, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns included combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher in previous fiscal years.

(d) Amount is less than $.01.

N/A=Not Applicable

See Notes to Financial Statements                                             23

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED DECEMBER 31,
CLASS B SHARES                                 ----------------------------------------------
                                                2005      2004      2003      2002      2001
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $11.69    $12.01    $12.27    $12.18    $11.98
                                               ------    ------    ------    ------    ------
  Net Investment Income (a)..................     .25       .15       .08       .22       .41
  Net Realized and Unrealized Gain/Loss......    (.14)     (.14)      -0-(d)    .36       .39
                                               ------    ------    ------    ------    ------
Total from Investment Operations.............     .11       .01       .08       .58       .80
Less Distributions from Net
  Investment Income..........................     .36       .33       .34       .49       .60
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $11.44    $11.69    $12.01    $12.27    $12.18
                                               ======    ======    ======    ======    ======

Total Return* (b)............................    .93%      .07%      .62%     4.81%     6.73%
Net Assets at End of the Period
  (In millions)..............................  $ 54.3    $ 83.3    $122.7    $138.7    $ 52.5
Ratio of Expenses to Average Net Assets*.....   1.31%     1.34%     1.21%     1.08%     1.29%
Ratio of Net Investment Income to Average Net
  Assets*....................................   2.19%     1.23%      .63%     1.81%     3.38%
Portfolio Turnover (c).......................     70%      143%      311%      154%      134%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets...     N/A       N/A     1.27%     1.28%     1.49%
   Ratio of Net Investment Income to Average
     Net Assets..............................     N/A       N/A      .57%     1.61%     3.18%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 2%, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher in previous fiscal years.

(d) Amount is less than $.01.

N/A=Not Applicable

 24                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED DECEMBER 31,
CLASS C SHARES                                 ----------------------------------------------
                                                2005      2004      2003      2002      2001
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $11.63    $11.95    $12.21    $12.13    $11.95
                                               ------    ------    ------    ------    ------
  Net Investment Income (a)..................     .25       .15       .08       .21       .37
  Net Realized and Unrealized Gain/Loss......    (.14)     (.14)      -0-(d)    .36       .42
                                               ------    ------    ------    ------    ------
Total from Investment Operations.............     .11       .01       .08       .57       .79
Less Distributions from Net
  Investment Income..........................     .36       .33       .34       .49       .61
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $11.38    $11.63    $11.95    $12.21    $12.13
                                               ======    ======    ======    ======    ======

Total Return* (b)............................    .94%      .07%      .63%     4.74%     7.02%
Net Assets at End of the Period (In
  millions)..................................  $ 36.9    $ 55.3    $ 83.1    $ 77.3    $ 26.5
Ratio of Expenses to Average Net Assets*.....   1.31%     1.34%     1.21%     1.08%     1.23%
Ratio of Net Investment Income to Average Net
  Assets*....................................   2.19%     1.23%      .61%     1.76%     3.13%
Portfolio Turnover (c).......................     70%      143%      311%      154%      134%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets...     N/A       N/A     1.28%     1.28%     1.43%
   Ratio of Net Investment Income to Average
     Net Assets..............................     N/A       N/A      .54%     1.56%     2.93%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of .75%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .65% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher in previous fiscal years.

(d) Amount is less than $.01.

N/A=Not Applicable

See Notes to Financial Statements                                             25

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              AUGUST 12, 2005
                                                             (COMMENCEMENT OF
CLASS I SHARES                                                OPERATIONS) TO
                                                             DECEMBER 31, 2005
                                                             -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $11.42
                                                                  ------
  Net Investment Income (a).................................         .15
  Net Realized and Unrealized Loss..........................        (.06)
                                                                  ------
Total from Investment Operations............................         .09
Less Distributions from Net Investment Income...............         .18
                                                                  ------
NET ASSET VALUE, END OF THE PERIOD..........................      $11.33
                                                                  ======

Total Return (b)............................................        .76%*
Net Assets at End of the Period (In millions)...............      $  1.8
Ratio of Expenses to Average Net Assets.....................        .66%
Ratio of Net Investment Income to Average Net Assets........       3.04%
Portfolio Turnover..........................................         70%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

 26                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Limited Duration Fund (the "Fund"), is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide a high current return and relative safety of capital. The Fund invests primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, investment grade quality corporate bonds, mortgage-related or mortgage-backed securities, asset-backed securities, and certain other debt obligations. The Fund commenced investment operations on June 16, 1986. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service based upon the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At December 31, 2005, the Fund had $1,842,422 of when-issued, delayed delivery, or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $20,636,106 which will expire according to the following schedule.

AMOUNT                                                           EXPIRATION
$1,051,059..................................................  December 31, 2007
  346,588...................................................  December 31, 2008
  544,017...................................................  December 31, 2010
 7,821,920..................................................  December 31, 2011
 7,206,408..................................................  December 31, 2012
 3,666,114..................................................  December 31, 2013

    At December 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $190,127,652
                                                              ============
Gross tax unrealized appreciation...........................  $     48,453
Gross tax unrealized depreciation...........................    (3,815,727)
                                                              ------------
Net tax unrealized depreciation on investments..............  $ (3,767,274)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually.

    The tax character of distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                                                 2005          2004
Distributions paid from:
  Ordinary income...........................................  $8,250,435    $10,074,657
                                                              ==========    ===========

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2005 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax basis differences relating to the recognition of net realized gains/losses on paydowns of mortgage pool obligations totaling $526,375 were reclassified from accumulated undistributed net investment income to accumulated net realized loss. Additionally, a permanent difference relating to the Fund's investment in other regulated investment companies totaling $2,880 was reclassified from accumulated undistributed net investment income to accumulated net realized loss, and book to tax amortization differences totaling $1,446,174 were reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of December 31, 2005, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................  $484,049

    Net realized gains and losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions, post October losses which are not recognized for tax purposes until the first day of the following fiscal year, gains and losses recognized for tax purposes on open futures transactions on December 31, 2005, straddle positions and gains or losses recognized for tax purposes, but not for book purposes.

F. EXPENSE REDUCTIONS During the year ended December 31, 2005, the Fund's custody fee was reduced by $10,911 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of .30% of the average daily net assets.

    For the year ended December 31, 2005, the Fund recognized expenses of approximately $12,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended December 31, 2005, the Fund recognized expenses of approximately $26,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2005, the Fund

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

recognized expenses of approximately $384,900 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $98,774 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2005, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $19,800 and CDSC on redeemed shares of approximately $142,700. Sales charges do not represent expenses to the Fund.

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2005 and 2004, transactions were as follows:

                                       FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                       DECEMBER 31, 2005               DECEMBER 31, 2004
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................    3,093,306    $  35,395,883      6,553,181    $  77,223,736
  Class B.......................      650,051        7,513,336      1,432,437       17,000,667
  Class C.......................      414,011        4,763,421      1,277,810       15,130,857
  Class I.......................    3,240,595       37,005,501            -0-              -0-
                                  -----------    -------------    -----------    -------------
Total Sales.....................    7,397,963    $  84,678,141      9,263,428    $ 109,355,260
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................      322,857    $   3,693,906        367,364    $  4 ,308,635
  Class B.......................      139,543        1,610,624        172,124        2,037,511
  Class C.......................       84,056          965,413        103,106        1,215,050
  Class I.......................       30,536          347,488            -0-              -0-
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....      576,992    $   6,617,431        642,594    $   7,561,196
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................   (8,407,692)   $ (96,175,642)    (9,083,005)   $(107,054,424)
  Class B.......................   (3,171,516)     (36,656,677)    (4,698,461)     (55,844,226)
  Class C.......................   (2,011,629)     (23,147,302)    (3,579,566)     (42,393,046)
  Class I.......................   (3,113,115)     (35,352,631)           -0-              -0-
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (16,703,952)   $(191,332,252)   (17,361,032)   $(205,291,696)
                                  ===========    =============    ===========    =============

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the period ended December 31, 2005, the Fund received redemptions fees of approximately $30, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $46,395,570 and $102,786,340, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $120,142,321 and $172,946,435, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated to under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended December 31, 2005 were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2004............................      461
Futures Opened..............................................    1,974
Futures Closed..............................................   (2,197)
                                                               ------
Outstanding at December 31, 2005............................      238
                                                               ======

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

7. MORTGAGE BACKED SECURITIES

A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies--Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC).

    A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's. These MBS pools are divided into classes or tranches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk.

8. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Class A Shares purchased prior to October 1, 1999 are subject to an annual service fee of up to .25% of the average daily net assets attributable to such class of shares. Class A Shares purchased on or after October 1, 1999 are subject to an annual service fee of up to .15% of the average daily net assets attributable to such class of shares. Class B Shares purchased prior to October 1, 1999 are subject to a combined annual distribution and service fee of up to 1% of the average daily net assets attributable to such class of shares. All Class C Shares and Class B Shares purchased on or after October 1, 1999 are each subject to a combined annual distribution and service fee of up to .65% of the average daily net assets attributable to such class of shares. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $4,864,500 and $114,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended December 31, 2005 are payments retained by Van Kampen of approximately $362,900 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $117,300.

9. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

10. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIMITED DURATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Limited Duration Fund

We have audited the accompanying statement of assets and liabilities of Van Kampen Limited Duration Fund (the "Fund"), including the portfolio of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Limited Duration Fund at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 13, 2006

VAN KAMPEN LIMITED DURATION FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive

Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIMITED DURATION FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)              Trustee      Trustee     Chairman and Chief             66       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Director of
                                                         St. Vincent de Paul
                                                         Center, a Chicago based
                                                         day care facility serving
                                                         the children of low
                                                         income families. Board
                                                         member of the Illinois
                                                         Manufacturers'
                                                         Association.

Jerry D. Choate (67)            Trustee      Trustee     Prior to January 1999,         64       Trustee/Director/Managing
33971 Selva Road                             since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of Amgen Inc., a
                                                         ("Allstate") and Allstate               biotechnological company,
                                                         Insurance Company. Prior                and Director of Valero
                                                         to January 1995,                        Energy Corporation, an
                                                         President and Chief                     independent refining
                                                         Executive Officer of                    company.
                                                         Allstate. Prior to August
                                                         1994, various management
                                                         positions at Allstate.

VAN KAMPEN LIMITED DURATION FUND
TRUSTEES AND OFFICERS continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (65)               Trustee      Trustee     President of CAC, L.L.C.,      66       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Stericycle,
San Diego, CA 92122-6223                                 advisory services. Prior                Inc., Ventana Medical
                                                         to February 2001, Vice                  Systems, Inc., and GATX
                                                         Chairman and Director of                Corporation, and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to
                                                         distributor of wire,                    January 2005, Trustee of
                                                         cable and communications                the University of Chicago
                                                         connectivity products.                  Hospitals and Health
                                                         Prior to July 2000,                     Systems. Prior to April
                                                         Managing Partner of                     2004, Director of
                                                         Equity Group Corporate                  TheraSense, Inc. Prior to
                                                         Investment (EGI), a                     January 2004, Director of
                                                         company that makes                      TeleTech Holdings Inc.
                                                         private investments in                  and Arris Group, Inc.
                                                         other companies.                        Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc. Prior
                                                                                                 to July 2000, Director of
                                                                                                 Allied Riser
                                                                                                 Communications Corp.,
                                                                                                 Matria Healthcare Inc.,
                                                                                                 Transmedia Networks,
                                                                                                 Inc., CNA Surety, Corp.
                                                                                                 and Grupo Azcarero Mexico
                                                                                                 (GAM).


VAN KAMPEN LIMITED DURATION FUND
TRUSTEES AND OFFICERS continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (57)         Trustee      Trustee     Managing Partner of            64       Trustee/Director/Managing
Heidrick & Struggles                         since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (54)           Trustee      Trustee     Director and President of      64       Trustee/Director/Managing
1744 R Street, NW                            since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (70)              Trustee      Trustee     Prior to 1998, President       66       Trustee/Director/Managing
14 Huron Trace                               since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN LIMITED DURATION FUND
TRUSTEES AND OFFICERS continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)             Trustee      Trustee     President of Nelson            64       Trustee/Director/Managing
423 Country Club Drive                       since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (65)       Trustee      Trustee     President Emeritus and         66       Trustee/Director/Managing
1126 E. 59th Street                          since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith                          Director of Winston
                                                         Distinguished Service                   Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

Suzanne H. Woolsey, Ph.D. (64)  Trustee      Trustee     Chief Communications           64       Trustee/Director/Managing
815 Cumberstone Road                         since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004 and Director
                                                         Operating Officer from                  of Neurogen Corporation,
                                                         1993 to 2001. Director of               a pharmaceutical company,
                                                         the Institute for Defense               since January 1998.
                                                         Analyses, a federally
                                                         funded research and
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand.

VAN KAMPEN LIMITED DURATION FUND

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE*

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (66)           Trustee      Trustee     Partner in the law firm        66       Trustee/Director/Managing
333 West Wacker Drive                        since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                        Meagher & Flom LLP, legal               in the Fund Complex.
                                                         counsel to funds in the                 Director of the Abraham
                                                         Fund Complex.                           Lincoln Presidential
                                                                                                 Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LIMITED DURATION FUND

TRUSTEES AND OFFICERS continued

OFFICERS

                                                TERM OF
                                               OFFICE AND
                               POSITION(S)     LENGTH OF
NAME, AGE AND                   HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                 FUND          SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)       President and     Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas  Principal         since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020           Executive                     since May 2003. Managing Director of Van Kampen Advisors
                             Officer                       Inc. since June 2003. Director of Investor Services since
                                                           September 2002. Director of the Adviser, Van Kampen
                                                           Investments and Van Kampen Exchange Corp. since January
                                                           2005. Managing Director of Morgan Stanley and Morgan
                                                           Stanley & Co. Incorporated. Managing Director and Director
                                                           of Morgan Stanley Investment Management Inc. Chief
                                                           Administrative Officer, Managing Director and Director of
                                                           Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                           Services Company Inc. Managing Director and Director of
                                                           Morgan Stanley Distributors Inc. and Morgan Stanley
                                                           Distribution Inc. Chief Executive Officer and Director of
                                                           Morgan Stanley Trust. Executive Vice President and Principal
                                                           Executive Officer of the Institutional and Retail Morgan
                                                           Stanley Funds. Director of Morgan Stanley SICAV. Previously
                                                           Chief Global Operations Officer of Morgan Stanley Investment
                                                           Management Inc. and Executive Vice President of funds in the
                                                           Fund Complex from May 2003 to September 2005.

Joseph J. McAlinden (63)     Executive Vice    Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  President and     since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020           Chief Investment              Investment Management Inc. and Director of Morgan Stanley
                             Officer                       Trust for over 5 years. Executive Vice President and Chief
                                                           Investment Officer of funds in the Fund Complex. Managing
                                                           Director and Chief Investment Officer of Van Kampen
                                                           Investments, the Adviser and Van Kampen Advisors Inc. since
                                                           December 2002.

Amy R. Doberman (43)         Vice President    Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                    since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                         Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                           the Adviser. Vice President of the Morgan Stanley
                                                           Institutional and Retail Funds since July 2004 and Vice
                                                           President of funds in the Fund Complex since August 2004.
                                                           Previously, Managing Director and General Counsel of
                                                           Americas, UBS Global Asset Management from July 2000 to July
                                                           2004 and General Counsel of Aeltus Investment Management,
                                                           Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)       Vice President    Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  and Secretary     since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                         Complex.

VAN KAMPEN LIMITED DURATION FUND
TRUSTEES AND OFFICERS continued
                                                TERM OF
                                               OFFICE AND
                               POSITION(S)     LENGTH OF
NAME, AGE AND                   HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                 FUND          SERVED    DURING PAST 5 YEARS

John L. Sullivan (50)        Chief Compliance  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza             Officer           since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                 Director of Van Kampen Investments, the Adviser, Van Kampen
                                                           Advisors Inc. and certain other subsidiaries of Van Kampen
                                                           Investments, Vice President, Chief Financial Officer and
                                                           Treasurer of funds in the Fund Complex and head of Fund
                                                           Accounting for Morgan Stanley Investment Management Inc.
                                                           Prior to December 2002, Executive Director of Van Kampen
                                                           Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)         Chief Financial   Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza             Officer and       since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181   Treasurer                     of funds in the Fund Complex since August 2005. Prior to
                                                           June 2005, Vice President and Chief Financial Officer of
                                                           Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Limited Duration Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Limited Duration Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Limited Duration Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  30, 130, 230
                                                                 LTMG ANR 2/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-00187P-Y12/05

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C were amended during the period. Exhibit B was then amended again in March 2005 and a third time in August 2005 and a fourth time in September 2005. All four editions of Exhibit B are attached. Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d) Not applicable.

(e) Not applicable.

(f)

    (1)   The Fund's Code of Ethics is attached hereto as Exhibit 12A.
    (2)   Not applicable.
    (3)   Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2005

                                   REGISTRANT     COVERED ENTITIES(1)
AUDIT FEES ....................    $   23,100                N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES...    $        0     $      235,000(2)
          TAX FEES ............    $    2,500(3)  $       52,799(4)
          ALL OTHER FEES ......    $        0     $      956,268(5)
TOTAL NON-AUDIT FEES ..........    $    2,500     $    1,244,067

TOTAL .........................    $   25,600     $    1,244,067


2004

                                   REGISTRANT     COVERED ENTITIES(1)
AUDIT FEES ....................    $   27,000                  N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES...    $        0     $        115,000(2)
          TAX FEES ............    $    2,000(3)  $        100,829(4)
          ALL OTHER FEES ......    $        0     $         60,985(6)
TOTAL NON-AUDIT FEES ..........    $    2,000     $        276,814

TOTAL .........................    $   29,000     $        276,814

----------
N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

               AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.STATEMENT OF PRINCIPLES

      The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

      The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

      For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

      The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

      The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

      The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

      The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.DELEGATION

      As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3. AUDIT SERVICES

      The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

      In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

      The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4. AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

      The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5. TAX SERVICES

      The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

      Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.ALL OTHER SERVICES

      The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

      The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

      Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.PROCEDURES

      All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

      The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.ADDITIONAL REQUIREMENTS

      The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.COVERED ENTITIES

      Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      -     Van Kampen Investments Inc.
      -     Van Kampen Asset Management
      -     Van Kampen Advisors Inc.
      -     Van Kampen Funds Inc.
      -     Van Kampen Investor Services Inc.
      -     Morgan Stanley Investment Management Inc.
      -     Morgan Stanley Trust Company
      -     Morgan Stanley Investment Management Ltd.
      -     Morgan Stanley Investment Management Company
      -     Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Limited Duration Fund

By:   /s/ Ronald E. Robison
      ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date:  February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date:  February 9, 2006

By:  /s/ Phillip G. Goff
     ----------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date:  February 9, 2006